Taxes - Schedule of Movement of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes
At 1 January	$ 18,708,988	$ 14,631,743
Income tax benefit	41,305	3,225,251
Deferred tax credit acquired through business combinations		4,104,774
Foreign currency adjustments	(5,039,739)	(3,252,780)
Transfers to assets held for sale	(4,241,746)
At 31 December	$ 9,468,808	$ 18,708,988